Inventories	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
Note 8 Inventories

The composition of inventory at each period-end is as follows:

Type of inventory	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Raw material reserves	9,364	7,536	4,844
Supplies for production reserves	22,257	23,610	29,353
Products-in-progress reserves	456,333	482,261	478,627
Finished product reserves	414,120	479,665	491,022
Total	902,074	993,072	1,003,846

As of December 31, 2017, the Company has inventory of caliche ore (in piles or undergoing leaching process) available for processing valued at ThUS$62,476 (ThUS$ 43,400 as of December 31, 2016), (included in work in progress).

Inventory reserves recognized as of December 31, 2017 amount to ThUS$96,284, and ThUS$81,295 as of December 31, 2016 and ThUS$ 80,369 as of December 31, 2015. Inventory reserves have been made based on a technical study that covers the different variables affecting products in stock (density and humidity, among others).

In the case of inventories of raw materials, supplies, materials and parts, provisions have been made at the lower value associated with the proportion of obsolete, defective or slow-moving materials.

The breakdown of inventory reserves is detailed as follows:

Type of inventory	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Raw material reserves	93	93	93
Suministros para la producción	-	920	920
Products-in-progress reserves	80,249	50,925	53,187
Finished product reserves	15,942	29,357	26,169

Total	96,284	81,295	80,369

The Company has not delivered inventory as collateral for the periods indicated above.

As of December 31, 2017, 2016 and 2015, movements in provisions are detailed as follows:

Reconciliation	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Opening balance	81,295	80,369	82,966
Changes
Additional provisions	21,953	9,831	18,461
Increase (decrease) in existing provisions	(6,964)	(8,905)	(21,058)
Total changes	14,989	926	(2,597)
Final Balance	96,284	81,295	80,369